Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	38 Months Ended	52 Months Ended		58 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000007554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000007564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000036890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000174808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
C000235267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000219731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000219732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000225891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 Class
Without Sales Load [Member] | C000007554
Average Annual Return [Line Items]
Average Annual Return, Percent		6.41%					23.71%		11.96%
Without Sales Load [Member] | C000174795
Average Annual Return [Line Items]
Average Annual Return, Percent		6.61%					23.94%	13.09%
Without Sales Load [Member] | C000174796
Average Annual Return [Line Items]
Average Annual Return, Percent		6.65%					23.98%	13.13%
Without Sales Load [Member] | C000225884
Average Annual Return [Line Items]
Average Annual Return, Percent		6.70%		15.28%
Without Sales Load [Member] | C000007556
Average Annual Return [Line Items]
Average Annual Return, Percent		6.23%					22.37%		8.72%
Without Sales Load [Member] | C000174797
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%					22.51%	9.51%
Without Sales Load [Member] | C000174798
Average Annual Return [Line Items]
Average Annual Return, Percent		6.48%					22.64%	9.59%
Without Sales Load [Member] | C000225885
Average Annual Return [Line Items]
Average Annual Return, Percent		6.51%		13.21%
Without Sales Load [Member] | C000007560
Average Annual Return [Line Items]
Average Annual Return, Percent		2.57%					15.71%		5.86%
Without Sales Load [Member] | C000174801
Average Annual Return [Line Items]
Average Annual Return, Percent		2.74%					15.93%	7.89%
Without Sales Load [Member] | C000174802
Average Annual Return [Line Items]
Average Annual Return, Percent		2.78%					15.96%	7.94%
Without Sales Load [Member] | C000225887
Average Annual Return [Line Items]
Average Annual Return, Percent		2.81%		5.83%
Without Sales Load [Member] | C000007558
Average Annual Return [Line Items]
Average Annual Return, Percent		4.58%					13.69%		6.88%
Without Sales Load [Member] | C000174799
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%					13.94%	8.09%
Without Sales Load [Member] | C000174800
Average Annual Return [Line Items]
Average Annual Return, Percent		4.83%					13.97%	8.12%
Without Sales Load [Member] | C000225886
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%		8.09%
Without Sales Load [Member] | C000007562
Average Annual Return [Line Items]
Average Annual Return, Percent		2.80%					13.78%		3.56%
Without Sales Load [Member] | C000174804
Average Annual Return [Line Items]
Average Annual Return, Percent		3.02%					13.97%	5.18%
Without Sales Load [Member] | C000174803
Average Annual Return [Line Items]
Average Annual Return, Percent		3.07%					14.05%	5.25%
Without Sales Load [Member] | C000225888
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%		3.29%
Without Sales Load [Member] | C000007564
Average Annual Return [Line Items]
Average Annual Return, Percent		4.54%					16.84%		5.27%
Without Sales Load [Member] | C000174805
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%					17.04%	7.14%
Without Sales Load [Member] | C000174806
Average Annual Return [Line Items]
Average Annual Return, Percent		4.84%					17.14%	7.23%
Without Sales Load [Member] | C000225889
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%		6.49%
Without Sales Load [Member] | C000036890
Average Annual Return [Line Items]
Average Annual Return, Percent		10.36%					16.00%		7.03%
Without Sales Load [Member] | C000174807
Average Annual Return [Line Items]
Average Annual Return, Percent		10.52%					16.17%	7.82%
Without Sales Load [Member] | C000174808
Average Annual Return [Line Items]
Average Annual Return, Percent		10.60%					16.26%	7.89%
Without Sales Load [Member] | C000225890
Average Annual Return [Line Items]
Average Annual Return, Percent		10.66%		6.75%
Without Sales Load [Member] | C000235267
Average Annual Return [Line Items]
Average Annual Return, Percent		5.67%	0.73%
Without Sales Load [Member] | C000219731
Average Annual Return [Line Items]
Average Annual Return, Percent		5.99%				1.41%
Without Sales Load [Member] | C000219732
Average Annual Return [Line Items]
Average Annual Return, Percent		5.89%				1.42%
Without Sales Load [Member] | C000225891
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%			0.69%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%		12.50%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%	13.85%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%	13.85%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%		11.91%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%		12.50%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%	13.85%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%	13.85%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%		11.91%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%					16.13%		9.50%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%					16.13%	11.28%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%					16.13%	11.28%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%		9.30%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%		12.50%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%	13.85%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%					18.59%	13.85%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.25%		11.91%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%					12.16%		5.50%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%					12.16%	7.58%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%					12.16%	7.58%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%		6.12%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%					12.16%		5.50%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%					12.16%	7.58%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%					12.16%	7.58%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent		5.30%		6.12%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%					16.13%		9.50%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%					16.13%	11.28%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%					16.13%	11.28%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent		7.04%		9.30%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%	(0.76%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%				(0.92%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%				(0.92%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%			(1.34%)
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%					16.15%		8.79%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%					16.15%	9.28%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%					16.15%	9.28%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%		10.28%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%					16.15%		8.79%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%					16.15%	9.28%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%					16.15%	9.28%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		7.18%		10.28%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%					(0.40%)		1.46%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.02%					10.88%		8.22%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%					(0.40%)	1.58%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.02%					10.88%	9.06%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%					(0.40%)	1.58%
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.02%					10.88%	9.06%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%		(1.34%)
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.02%		6.63%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		4.88%					11.77%		5.40%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		4.88%					11.77%	7.53%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		4.88%					11.77%	7.53%
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent		4.88%		5.84%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		3.58%					10.71%		5.42%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		3.58%					10.71%	6.18%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		3.58%					10.71%	6.18%
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return, Percent		3.58%		2.05%